March 12, 2007

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Gentlemen and Mesdames:

Anheuser-Busch Companies, Inc.
Definitive Proxy Material for
2007 Annual Meeting
File No. 1-7823
_______________________

We are hereby filing by direct transmission the following definitive proxy material for the Annual Meeting of Stockholders of Anheuser-Busch Companies, Inc. (the “Company”), which will be held on April 25, 2007.

-	Cover letter to stockholders, notice of meeting, proxy statement
-	Appendix A - Corporate Governance Guidelines
-	Appendix B - 2007 Equity and Incentive Plan
-	Appendix C - Global Stock Purchase Plan
-	Appendix D - Audit Committee Charter
-	Form of proxy
-	Form of voting instruction card for employee stock plans
-	Letter to stockholders regarding electronic delivery of proxy materials
-	Follow-up letter to stockholders and form of proxy

This represents all of the soliciting material being used in connection with the Company’s Annual Meeting. With the exception of the follow-up letter, mailing of the material to stockholders and delivery of requested quantities of the material to brokers and nominees commenced this date.

Sincerely,

/s/ JoBeth G. Brown

JoBeth G. Brown
Vice President and Secretary
Anheuser-Busch Companies, Inc.